Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 1,479	$ 1,897	$ 1,421	$ 3,376	$ 2,821
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	70	68	54	138	109
Past service cost		(32)		(32)
Net interest (income) expense	(2)	(3)	(4)	(5)	(8)
Special termination benefits		9		9
Plan administration costs	2	2	2	4	3
Net defined benefit plan expense recognized in net income	70	44	52	114	104
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	4	3	2	7	5
Past service cost		(1)		(1)
Net interest (income) expense	5	5	6	10	12
Net defined benefit plan expense recognized in net income	$ 9	$ 7	$ 8	$ 16	$ 17